Derivative warrant liabilities (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	May 31, 2022	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning balance at derivative warrant liabilities	$ 3,400
Ending balance at derivative warrant liabilities		$ 3,400
Derivative Warrant Liabilities [Member]
IfrsStatementLineItems [Line Items]
Beginning balance at derivative warrant liabilities	2,149	551
Warrants issued	2,665	7,830
Fair value adjustment	(1,408)	(6,232)
Ending balance at derivative warrant liabilities	$ 3,406	$ 2,149